Changes in TotalEnergies' perimeter (Tables)	12 Months Ended
Dec. 31, 2023
SARB and Umm Lulu offshore concession
Changes in TotalEnergies' perimeter
Summary of purchase price allocation

(M$)	At the acquisition date
Intangible assets	278
Tangible assets	1,429
Other assets and liabilities	(234)
Fair value of consideration	1,473

Total Eren
Changes in TotalEnergies' perimeter
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	1,417
Intangible assets	821
Tangible assets	2,193
Other assets and liabilities	(64)
Net debt of the acquired treasury	(1,389)
Minority interests	(69)
Fair value of the consideration transferred	2,909